EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2021

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 98.7%
	ELECTRIC UTILITIES - 4.8%
52,840	Clearway Energy, Inc.	$ 1,515,451
19,600	NextEra Energy, Inc.	1,526,840
11,600	Ormat Technologies, Inc.	808,984
		3,851,275
	OIL & GAS PRODUCERS - 93.9%
157,000	Antero Midstream Corporation	1,491,500
43,171	Brigham Minerals, Inc.	847,878
75,300	Cheniere Energy, Inc.(a)	6,395,229
99,000	Enbridge, Inc.	3,895,650
368,391	Energy Transfer, L.P.	3,632,335
700,000	EnLink Midstream, LLC	3,899,000
162,330	Genesis Energy, L.P.	1,626,547
48,500	Hess Midstream, L.P., A	1,255,180
121,400	Keyera Corporation	3,248,095
201,233	Kinder Morgan, Inc.	3,497,430
44,015	Magellan Midstream Partners, L.P.	2,051,099
212,700	MPLX, L.P.	6,036,426
75,250	ONEOK, Inc.	3,910,743
114,000	Pembina Pipeline Corporation	3,767,700
800,000	Plains GP Holdings, L.P., Class A	8,392,000
191,390	Rattler Midstream, L.P.	1,992,370
200,400	Targa Resources Corporation	8,438,843
69,851	Viper Energy Partners, L.P.	1,258,017
328,450	Western Midstream Partners, L.P.	6,565,715
154,650	Williams Companies, Inc. (The)	3,873,983
		76,075,740

	TOTAL MLP & MLP RELATED SECURITIES (Cost $55,049,188)	79,927,015

	TOTAL INVESTMENTS - 98.7% (Cost $55,049,188)	$ 79,927,015
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.3%	1,071,423
	NET ASSETS - 100.0%	$ 80,998,438

LLC	- Limited Liability Company
LP	- Limited Partnership
(a)	Non-income producing security.